Business Acquisition - Schedule of Business Combination (Details) $ in Thousands	Jan. 31, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Business Combination [Line Items]
Goodwill		$ 5,595	¥ 38,107,000
YouheHR [Member]
Schedule of Business Combination [Line Items]
Intangible assets - customer relationships	¥ 45,700
Other identifiable net assets acquired	(15,725)
Total identifiable net assets acquired	29,975
Goodwill	38,107
Total purchase consideration	68,082
YouheHR [Member] | Ordinary Shares [Member]
Schedule of Business Combination [Line Items]
Ordinary shares	¥ 68,082
Number of ordinary shares issued | shares	4,967,810